Discontinued operations - Summary of Disposal Group Including Discontinued Operation Balance Sheet (Detail) - Academic After School Tutoring Business [Member] - Discontinued Operations [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventories, net	¥ 204	¥ 29,699
Prepayment and other current assets	293	35,890
Total current assets	497	65,589
Property, equipment and software, net	1,088	5,463
Total non-current assets	1,088	5,463
Total assets	¥ 1,585	71,052
Contract liabilities		546,271
Total current liabilities		546,271
Total liabilities		¥ 546,271